DEFERRED TAX (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
DEFERRED TAX
9.	DEFERRED TAX
(Amounts presented in thousands of US Dollars)

The Company continues to be in a loss making position and therefore Management believes that the provision for a significant portion of the deferred tax assets is required.   As a result, the Company has accrued a valuation allowance of approximately $1,454 during the period.

Income Tax Benefit

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes.   Significant components of the Company´s deferred tax liabilities and assets are as follows, in thousands of US Dollars:

	December 31,
	2011	2010
Deferred tax assets:
NOLs at the tax rate	1,401	884
Other temporary differences	53	-
Gross deferred tax asset before valuation allowance	1,454	884
Valuation allowance	(1,454)	(884)
Net deferred tax assets	-	-

Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	December 31,
	2011	2010
Loss before taxes, as reported in the consolidated statements of operations	(3,145)	(1,995)

Statutory tax rate	34%	34%

Theoretical tax expenses on the above amount at the Brazilian statutory tax rate	(1,069)	(678)

Operating carryforward losses for which a valuation allowance was provided	1,069	678

	-	-

Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately US$ 5,607,000 as of 31st.December 2011.   The carryforward tax losses have no expiration date.